Non-Current Assets or Groups of Assets for Disposal Classified as Held for Sale or Held for Distribution to Owners	12 Months Ended
Dec. 31, 2018
NON-CURRENT ASSETS OR GROUPS OF ASSETS FOR DISPOSAL CLASSIFIED AS HELD FOR SALE OR HELD FOR DISTRIBUTION TO OWNERS
NON-CURRENT ASSETS OR GROUPS OF ASSETS FOR DISPOSAL CLASSIFIED AS HELD FOR SALE OR HELD FOR DISTRIBUTION TO OWNERS

5.    NON-CURRENT ASSETS OR GROUPS OF ASSETS FOR DISPOSAL CLASSIFIED AS HELD FOR SALE OR HELD FOR DISTRIBUTION TO OWNERS

5.1  Sale of Electrogas S.A. - Non-current assets and disposal groups held for sale

On December 16, 2016, Enel Generación Chile signed a share purchase agreement with Aerio Chile SpA (hereinafter “Aerio Chile”), which is indirectly wholly-owned subsidiary of Redes Energeticas Nacionais, S.G.P.S. S.A. (“REN”). In accordance with the agreement Enel Generación Chile agreed to sell its entire ownership interest in Electrogas S.A., representing 42.5% of the issued capital of that company. The total price was US$180 million, which was paid on the transaction closing date. Finally, the amount collected was ThCh$115,582,806 and originated a pre-tax gain of ThCh $ 105,311,912.

The sale of this investment to Aerio Chile was subject to satisfaction of customary conditions precedent for this type of transactions, which includes, among others, the non-exercise by the other shareholders of Electrogas S.A. of the preferential acquisition rights, which they were entitled to in accordance with the terms and conditions established in the shareholders agreement.

At the end of the fiscal year 2016, the investment made by Enel Generación Chile in Electrogas was ThCh$12,993,008 and following the criteria described in Note 3.j, was classified as a non-current asset available for sale.

The closing of the transaction and transfer of the investment occurred in February 7, 2017. The cash consideration received was ThCh$115,582,806 and was recognized a gain on sale before taxes of ThCh$105,311,912 (see Notes 7.c and 31, respectively).

Electrogas S.A.’s corporate purpose is to provide services of transportation of natural gas and other fuels, on its own and on behalf of third parties. In order to provide its services, it can build, operate and maintain gas and oil pipelines, polyducts and supplementary facilities.

5.2  Corporate reorganization

I.    General background

On April 28, 2015, the Company informed the SVS Commission for the Financial Market through a significant event notice, that the Board of Directors of its direct parent at that time, Enersis S.A. (currently named Enel Américas S.A.), communicated that it had decided to initiate an analysis of a corporate reorganization aimed at the separation of the activities of power generation and distribution in Chile from other activities conducted outside of Chile by Enersis S.A. (currently named Enel Américas S.A.) and its subsidiaries Empresa Nacional de Electricidad S.A. (the Company, currently named Enel Generación Chile S.A.) and Chilectra S.A. (currently named Enel Distribución Chile S.A.), while maintaining its inclusion in the Enel S.p.A. Group.

In the same significant event notice, the Board of Directors of the Company reported that it had agreed to initiate studies to analyze a possible corporate reorganization consisting of the spin-off of its businesses in Chile from those outside of Chile, and the subsequent merger of the latter into a single company. Furthermore, it indicated that the objective of this reorganization was to create value for all of its shareholders, as none of these operations require the contribution of additional resources from shareholders. The possible corporate reorganization would take into account the best interests as well as all shareholders’ interests, with special attention paid to minority interests, and if it were approved, it would be subject to approval at an Extraordinary Shareholders’ Meeting.

This corporate reorganization consisted of two steps:

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Each of Enersis S.A. (currently Enel Américas S.A.) and its subsidiaries Endesa Chile and Chilectra S.A. would effect a spin-off, resulting in separation (the “Spin-off”) of the businesses in Chile and outside of Chile.

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Once the previously mentioned spin-off transactions were completed, Enersis S.A. (currently named Enel Américas S.A.) would absorb by merger the newly created companies, Endesa Américas S.A. and Chilectra Américas S.A., to which the businesses outside of Chile would be allocated, and would dissolve them without liquidation.

On December 18, 2015, the Extraordinary Shareholders’ Meeting of the Company approved the demerger, subject to the conditions precedent consistent in approving the demergers of Enersis S.A. (currently Enel Américas S.A.) and Chilectra S.A. (currently Enel Distribución Chile S.A.) by their respective Extraordinary Shareholders’ Meetings, in addition to the relevant legal procedures and related matters. Also, it was agreed that the demerger would take effect from the first calendar day of the month following that in which a deed of compliance with conditions of the demerger is granted.

On March 1, 2016, having satisfied all conditions precedent, the demerger of the Company became effective and the new entity Endesa Américas S.A. began to exist, to which were allocated the shareholdings and other associated assets and liabilities of the businesses outside of Chile. Consequently, the corresponding capital decrease of the Company and other amendments to its by-laws were verified (see Note 23). On the same date, all of Enersis S.A. ownership interest in the Company were transferred to Enersis Chile S.A. (currently named Enel Chile S.A.) the new entity created from the demerger of Enersis S.A. (currently named Enel Américas S.A.) to which were allocated the generation and distribution businesses in Chile.

II.    Accounting aspects

As of December 31, 2015, upon compliance with the criteria in IFRS 5 Non-Current Assets Held for Sale and Discontinued Operations, the following financial accounting treatment was applied:

i)	Assets and liabilities

All assets and liabilities related to the generation and distribution business outside of Chile (including Enel Brasil, and distribution subsidiaries) were classified as “non-current assets and disposal groups held for sale or distribution to owners” or “liabilities associated with non-current assets and disposal groups held for sale or distribution to owners”, as appropriate, according to the accounting policy indicated in Note 3.j.

ii)	Profit and loss

All income and expenses related to generation and distribution business located outside of Chile (Enel Brasil, distribution subsidiaries), subject to distribution to owners, represent discontinued operations and are presented in the “Income after tax from discontinued operations” line within the consolidated statement of comprehensive income.

The following table sets forth the breakdown by nature of the line item “Income from discontinued operations, net of taxes” for the two months ended February 29, 2016:

Discontinued operations
For 2 months ended
02-29-2016
STATEMENTS OF COMPREHENSIVE INCOME	ThCh$
Revenues	229,074,809
Other operating income	6,648,363
Revenues and Other Operating Income	235,723,172
Raw materials and consumables used	(95,953,531)
Contribution Margin	139,769,641
Other work performed by the entity and capitalized	1,187,538
Employee benefits expense	(11,608,563)
Impairment losses	(906,638)
Other expenses	(16,295,714)
Operating Income	112,146,264
Other gains, net	41,806
Financial income	2,779,987
Financial costs	(21,056,624)
Share of profit and losses of investments accounted for using the equity method	6,375,719
Foreign currency exchange gains (losses), net	25,485,086
Profit before income taxes	125,772,238
Income tax expense	(46,199,793)
NET PROFIT for the year from discontinued operations	79,572,445
Income from discontinued operations Attributable to
Shareholders of the parent	39,759,035
Non-controlling interests	39,813,410
TOTAL COMPREHENSIVE INCOME FROM DISCONTINUED OPERATIONS	79,572,445

iii)	Accumulated other comprehensive loss in equity

The accumulated other comprehensive loss amounts in equity reserves associated with assets and liabilities held for distribution to owners is as follows:

Discontinued operations
For 2 months ended
02-29-2016
Reserves originated from	ThCh$
Exchange differences in foreign currency translation	(263,741,101)
Cash flow hedges	(8,696,789)
Gains and losses on remeasuring available-for-sale financial assets	(118,662)
Other miscellaneous reserves	(2,561,252)
Total	(275,117,804)

As a result of the classification of the generation and distribution activities located outside of Chile as discontinued operations, these business lines are not disclosed in Note 34 “Information by Segment”.

iv)	Cash flows

The following table sets forth the net cash flows from operating, investing and financing activities attributable to discontinued operations for the two month period ended February 29, 2016:

Discontinued operations
For 2 months ended
02-29-2016
Summary of the net cash flows	ThCh$
Net cash provided by operating activities	69,011,031
Net cash used in investing activities	(25,947,761)
Net cash provided by (used in) financing activities	80,160,648
Net increase (decrease) in cash and cash equivalents before the effect of exchange rate changes	123,223,918
Effect of exchange rate changes on cash and cash equivalents	(24,284,612)
Net increase in cash and cash equivalents	98,939,306
Cash and cash equivalents at the beginning of the year	112,313,130
Cash and cash equivalents at the end of the year	211,252,436

III.    Other information

The Spin-off by the Company triggered the Company’s obligation to pay taxes in Peru for a total amount of 577 million Peruvian Soles (ThCh$ 116,053,255). This tax, paid during March 2016, was generated as a result of the application of the Peruvian Income Tax Law to the transfer of the ownership interests, which the Group held in Peru, to Endesa Américas S.A. The tax is calculated as the difference between the disposal value and the acquisition cost of the ownership interests.

Because this payment was directly linked to the Spin-off, the effect has been recognized directly in equity, specifically in other reserves, following the nature of the principal transaction (transaction with shareholders in their capacity as owners).